Share capital	12 Months Ended
Dec. 31, 2025
Share capital [abstract]
Share capital
15.	Share capital

[a]	Authorized

The Company is authorized to issue an unlimited number of class A multiple voting shares (“Class A Multiple Voting Shares”) and an unlimited number of Class B Subordinate Voting Shares, all without par value. All shares are ranked equally regarding the Company’s residual assets.

The Class B Subordinate Voting Shares are “restricted securities” within the meaning of such term under applicable Canadian securities laws, as these securities do not carry equal voting rights as compared with the Class A Multiple Voting Shares.

The holders of Class A Multiple Voting Shares are entitled to 276,660 votes per Class A Multiple Voting Share held. Class A Multiple Voting Shares are held by the Chief Executive Officer (“CEO”), President, Executive Co-Chairman of the Board and the Director and Executive Co-Chairman of the Board. The holders of Class B Subordinate Voting Shares are entitled to one (1) vote per share held.

[b]	Issued and outstanding

During the year ended December 31, 2024, the Company consolidated its Class A and Class B shares on a 65:1 basis, and the effect was applied retroactively for all comparative years presented.

Reconciliation of the Company’s share capital is as follows, adjusted for the share consolidation:

	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$

Balance, December 31, 2022	2	151,588	592,372	143,258,972	99,725	2,142,400
Plan of arrangement [a]	—	34	1	—	—	—
Shares repurchase [b]	—	—	(29,303)	(7,165,356)	—	—
Warrants issued [c]	—	—	—	—	61,154	1,372,763
PSU converted to shares [d]	—	—	41,848	1,464,000	—	—
Share options exercised [e]	—	—	323	33,247	—	—
Share-based payments [f]	—	—	555	36,000	—	—
Warrants expired [g]	—	—	—	—	(2,047)	(791,807)
Balance, December 31, 2023	2	151,622	605,796	137,626,863	158,832	2,723,356
Shares issued [h]	10	79	1,384,783	10,670,539	—	—
Shares for debt [i]	—	—	301,423	1,990,213	—	—
Warrants expired [j]	—	—	—	—	(20,770)	(286,189)
Warrants cancelled [k]	—	—	—	—	(7,692)	(439,408)
RSUs converted to shares [l]	—	—	7,500	31,009	—	—
Warrants issued [m]	—	—	—	—	80,000	—
Balance, December 31, 2024	12	151,701	2,299,502	150,318,624	210,370	1,997,759

Shares issued - convertible debentures [n]	—	—	984,792	8,192,245	—	—
Exercise of options [o]	—	—	37,192	232,444	—	—
Warrants issued [p]	—	—	—	—	346,806	—
Warrants expired [q]	—	—	—	—	(130,338)	(1,987,750)
Exercise of warrants [r]	—	—	354,730	9,126,182	(426,806)	—
Exercise of RSUs [s]	—	—	92,690	515,625	—	—
Shares issued for debt [t]	—	—	73,744	775,087	—	—
Shares issued [u],[v]	30	546	45,079	390,837	—	—
Balance, December 31, 2025	42	152,247	3,887,729	169,551,044	32	10,009

Activity during the year ended December 31, 2023

[a]	In November 2023, the Company completed the Plan of Arrangement reorganization. The Company cancelled all 2 Class A Shares of the Company and reissued 1 new Class B shares and 2 new Class A Shares. The Company cancelled all 605,795 Class B shares outstanding and reissued 605,795 new Class B shares. There was 1 previously issued Class B share that was removed due to an administrative adjustment. The Company also cancelled and reissued 94,473 FSD Pharma New Distribution Warrants. Each holder of the Company’s Class A shares, Class B shares and the FSD Pharma New Distribution Warrants was distributed a share of Unbuzzd from the Company for each Class A share, Class B share and New Distribution Warrant held. As a result, the Company issued 703,270 shares of Unbuzzd which was recognized as a deemed dividend of $8,673 with a corresponding adjustment to NCI.

[b]	The Company repurchased and canceled 29,303 Class B Subordinate Voting Shares at prevailing market prices as part of its share repurchase program.

[c]	The Company issued 61,154 warrants for consulting services with a fair value of $1,384,970. The Company recognized $1,372,763 as expense during the year ended December 31, 2023, with the remaining $12,206 to be recognized over the vesting period of certain warrants. The Company determined the fair value of the services received could not be measured reliably and determined the fair value using the Black-Scholes model.

[d]	The Company converted 41,848 PSUs to Class B Subordinate Voting Shares following the completion of the vesting condition on January 6, 2023, the filing of the MS Phase 1 IND.

[e]	323 share options were exercised with an exercise price of C$84.50 in exchange for 323 Class B Common shares.

[f]	The Company issued 555 Class B Subordinate Voting Shares for services received during the year with a fair value of $36,000.

[g]	2,047 warrants expired unexercised.

Activity during the year ended December 31, 2024:

[h]	The Company entered into an at-the-market offering agreement (the “ATM Agreement”) to sell Class B Subordinate Voting Shares, having an aggregate offering price up to $11,154,232. During the year ended December 31, 2024, the Company issued 1,384,783 common shares for gross proceeds of $11,146,731. A cash commission of $334,403 based on 3.0% of the aggregate gross proceeds, plus other trading expenses of $141,789, resulted in total share issuance costs of $476,192. The net proceeds were $10,670,539.

During the year ended December 31, 2024, the Company issued 10 Class A Multiple Voting Shares of the Company for total gross proceeds of approximately $79 (C$108).

[i]	During the year ended December 31, 2024, the Company issued a total of 53,263 Class B Subordinate Voting Shares to settle debts owing to arm’s length creditors at various prices for total fair value of $972,757. The number of shares issued include 846 RSU that were issued and converted into shares for debt. The decrease in the payable for these creditors was based on the total fair value of the shares issued.

During the year ended December 31, 2024, the Company issued a total of 248,160 Class B Subordinate Voting Shares in lieu of a cash bonus granted to executives of the Company. The total fair value of the shares issued was $1,017,456. The fair value of the bonus was recognized under payroll expenses.

[j]	20,770 warrants expired unexercised.

[k]	On September 6, 2024, the Company cancelled an aggregate of 7,692 warrants with an exercise price of C$97.50 to purchase Class B Subordinate Voting Shares, which were previously granted to a board member.
[l]	On September 6, 2024, the Company granted 7,500 RSUs to an arm’s length party with a price of $4.13 per unit for a total value of $31,009 based on the share price at the date of issuance. The total amount was recognized as share-based compensation expense as the RSUs vested immediately upon issuance and 7,500 Class B Subordinate Voting Shares were issued for the same value.

[m]	On December 13, 2024, 80,000 warrants of the Company were issued as part of the issuance of Debentures (Note 14).

Activity during the year ended December 31, 2025

[n]	On February 7, 2025, a partial amount of the December 2024 Debentures (Tranche 3) was converted into an aggregate of 152,577 Class B Subordinate Voting Shares (Note 14). On February 26, 2025, the remaining amount was converted into an aggregate of 221,237 Class B Subordinate Voting Shares (Note 14). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the December 2024 Debentures (Tranche 3) was 373,814 with a total value of $2,372,839 transferred to share capital.

On March 25, 2025, the full amount of the March 6, 2025 Debenture (Tranche 4) of $100,000 was converted into an aggregate of 25,257 Class B Subordinate Voting Shares with a value of $31,188 (Note 14).

On May 5, 2025, a partial amount of the December 2024 Debentures (Tranches 1 and 2) was converted into an aggregate of 103,534 Class B Subordinate Voting Shares (Note 14). On May 23, 2025, the remaining amount was converted into an aggregate of 105,840 Class B Subordinate Voting Shares (Note 14). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the entire December 2024 Debentures was 209,374 with a total value of $1,603,513 transferred to share capital.

During the year ended December 31, 2025, the full amount of the March 28, 2025 Debenture (Tranche 5) was converted into an aggregate of 376,347 Class B Subordinate Voting Shares on various dates (Note 14), with a total value of $4,184,705 transferred to share capital.

[o]	During the year ended December 31, 2025, the Company issued an aggregate of 37,192 Class B Subordinate Voting Shares upon the exercise of 37,192 share options with exercise price ranging from C$5.25 to C$6.60 for total gross proceeds of $148,086. Total amount of $232,444 was transferred to share capital. The market prices on the dates of option exercise ranged between C$18 to C$38 per Class B Subordinate Voting Share.

[p]	During the year ended December 31, 2025, 152,577 warrants of the Company were issued as part of the issuance of January 20, 2025 Debentures (Tranche 3) (Note 14).

During the year ended December 31, 2025, 10,309 warrants of the Company were issued as part of the issuance of March 6, 2025 Debentures (Tranche 4) (Note 14).

During the year ended December 31, 2025, 183,920 warrants of the Company were issued as part of the issuance of March 28, 2025 (Tranche 5) (Note 14).

[q]	During the year ended December 31, 2025, 130,338 warrants expired unexercised.

[r]	During the year ended December 31, 2025, 8,500 warrants were exercised into 8,500 Class B Subordinate Voting Shares for cash proceeds of $43,257. Total amount transferred to share capital is $99,588, which includes the reversal of warrant liability of $56,331. The warrants were issued as part of the issuance of March 28, 2025 Debentures (Note 12). A total of 418,306 warrants issued in connection with the convertible debentures for Tranches 1 to 5 were exercised on a cashless basis into 346,230 Class B Subordinate Voting Shares.

[s]	During the year ended December 31, 2025, 32,690 RSUs were exercised into 32,690 Class B Subordinate Voting Shares. Total of $137,625 was transferred to share capital. During the year ended December 31, 2025, 60,000 RSUs were exercised with a price of $6.30 in exchange for 60,000 Class B Subordinate Voting Shares. Total of $378,000 was transferred to share capital.

[t]	During the year ended December 31, 2025, the Company settled an aggregate of $775,087 of amounts owing to various arm’s length creditors through the issuance of 73,744 Class B Subordinate Voting Shares at prices ranging between $7.21 to $29.99 per Class B Subordinate Voting Share. The Company incurred a net gain on settlement of debt of $43,336 during the year ended December 31, 2025. This net gain resulted from a significant gain on the settlement of one debt obligation, which fully offset losses recognized on other debt settlements during the year.

[u]	During the year ended December 31, 2025, pursuant to the ATM agreement, the Company issued 45,079 common shares for a total increase in share capital of $402,320, of which gross proceeds of $347,615 were received and $54,705 was included in subscription receivables as of December 31, 2025. A total cash commission of $10,058 based on 2.50% of the aggregate gross proceeds, plus other trading expenses of $1,425 resulted in total share issuance costs of $11,483. Share issuance costs of $1,653 related to other receivables have not been paid as of December 31, 2025. The net proceeds received were $337,785 during the year ended December 31, 2025.

[v]	During the year ended December 31, 2025, the Company received total proceeds of $546 (C$750) for 30 Class A Multiple Voting Shares at a price of C$25 per share, which were issued as of December 31, 2025.

The changes in the number of warrants outstanding during the years ended December 31, 2025, 2024, and 2023:

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	99,725	355.95
Issued	61,154	295.75
Expired	(2,047)	260.65
Outstanding as at December 31, 2023	158,832	328.30

Issued	80,000	7.00
Cancelled	(7,692)	97.50
Expired	(20,770)	305.41
Outstanding as at December 31, 2024	210,370	250.33

Issued	346,806	6.18
Expired	(130,338)	216.54
Exercised	(426,806)	6.33
Outstanding as at December 31, 2025	32	1,737.65

Measurement of fair values

During the year ended December 31, 2025, a total of 346,806 warrants of the Company were issued in connection with the issuance of the December 2024 Debentures, March 6, 2025 Debentures, and March 28, 2025 Debentures (Note 14). These warrants are classified as derivative liabilities (Note 12 b-e). As of December 31, 2025, the total amount of warrants of 426,806 issued in connection with all tranches of the convertible debentures were fully exercised. As of December 31, 2025, there were no warrants outstanding classified as derivative liabilities.

There were no warrants issued during the year ended December 31, 2025, under equity.

The following table is a summary of the Company’s warrants outstanding as at December 31, 2025:

	Exercise price	Number outstanding
Expiry Date	C$	#
January 16, 2026	1,737.65	26
January 20, 2026	1,737.65	6
	1,737.65	32

(i)	Warrants were issued in US$